Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Stock Plan
Schedule of Nonvested Restricted Stock Units Activity

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2019, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Nonvested, beginning of year	300,000	$10.23
Granted	32,500	11.35
Vested	(95,000)	8.40
Forfeited	—	—
Nonvested, end of year	237,500	$11.15